COMMITMENTS AND CONTINGENCIES - Taxation (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Additional taxes other than income tax contingent liability
Taxation
Estimated financial effect of contingent liabilities	₽ 860	₽ 1,043
Additional income tax contingent liability
Taxation
Estimated financial effect of contingent liabilities	₽ 1,132	₽ 892